Interest expense	12 Months Ended
Dec. 31, 2022
Borrowing costs [abstract]
Interest expense

Note 7	Interest expense

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Interest expense on long-term debt	(1,148)	(1,088)
Interest expense on other debt	(126)	(57)
Capitalized interest	128	63
Total interest expense	(1,146)	(1,082)
Included in interest expense on long-term debt is interest on lease liabilities of $165 million and $177 million for 2022 and 2021, respectively.
Capitalized interest was calculated using an average rate of 3.83% for 2022 and 2021, which represents the weighted average interest rate on our outstanding long-term debt.